UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22780

 NAME OF REGISTRANT:                     Cohen & Steers MLP Income
                                         & Energy Opportunity Fund,
                                         Inc.



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 280 Park Avenue
                                         New York, NY 10017

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Tina M. Payne
                                         280 Park Avenue
                                         New York, NY 10017

 REGISTRANT'S TELEPHONE NUMBER:          212-832-3232

 DATE OF FISCAL YEAR END:                11/30

 DATE OF REPORTING PERIOD:               07/01/2012 - 06/30/2013


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

Cohen & Steers MLP Income and Energy Opportunity Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------
 BUCKEYE PARTNERS, L.P.                                                                      Agenda Number:  933802072
--------------------------------------------------------------------------------------------------------------------------
        Security:  118230101
    Meeting Type:  Annual
    Meeting Date:  04-Jun-2013
          Ticker:  BPL
            ISIN:  US1182301010
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       OLIVER G. RICHARD, III                                    Mgmt          For                            For
       CLARK C. SMITH                                            Mgmt          For                            For
       FRANK S. SOWINSKI                                         Mgmt          For                            For

2.     THE APPROVAL OF THE BUCKEYE PARTNERS, L.P.                Mgmt          For                            For
       2013 LONG-TERM INCENTIVE PLAN.

3.     THE RATIFICATION OF THE SELECTION OF                      Mgmt          For                            For
       DELOITTE & TOUCHE LLP AS BUCKEYE PARTNERS,
       L.P.'S INDEPENDENT REGISTERED PUBLIC
       ACCOUNTANTS FOR 2013.




--------------------------------------------------------------------------------------------------------------------------
 DEVON ENERGY CORPORATION                                                                    Agenda Number:  933803086
--------------------------------------------------------------------------------------------------------------------------
        Security:  25179M103
    Meeting Type:  Annual
    Meeting Date:  05-Jun-2013
          Ticker:  DVN
            ISIN:  US25179M1036
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       ROBERT H. HENRY                                           Mgmt          For                            For
       JOHN A. HILL                                              Mgmt          For                            For
       MICHAEL M. KANOVSKY                                       Mgmt          For                            For
       ROBERT A. MOSBACHER, JR                                   Mgmt          For                            For
       J. LARRY NICHOLS                                          Mgmt          For                            For
       DUANE C. RADTKE                                           Mgmt          For                            For
       MARY P. RICCIARDELLO                                      Mgmt          For                            For
       JOHN RICHELS                                              Mgmt          For                            For

2.     ADVISORY VOTE TO APPROVE EXECUTIVE                        Mgmt          Against                        Against
       COMPENSATION.

3.     RATIFY THE APPOINTMENT OF THE COMPANY'S                   Mgmt          For                            For
       INDEPENDENT AUDITORS FOR 2013.

4.     REPORT DISCLOSING LOBBYING POLICIES AND                   Shr           Against                        For
       PRACTICES.

5.     MAJORITY VOTE STANDARD FOR DIRECTOR                       Shr           For                            Against
       ELECTIONS.

6.     RIGHT TO ACT BY WRITTEN CONSENT.                          Shr           Against                        For




--------------------------------------------------------------------------------------------------------------------------
 KNOT OFFSHORE PARTNERS LP (KNOP)                                                            Agenda Number:  933839702
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y48125101
    Meeting Type:  Annual
    Meeting Date:  25-Jun-2013
          Ticker:  KNOP
            ISIN:  MHY481251012
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     TO ELECT EDWARD ANDREW WARYAS, JR. AS A                   Mgmt          For                            For
       CLASS I DIRECTOR OF KNOT OFFSHORE PARTNERS
       LP, WHOSE TERM WILL EXPIRE AT THE 2014
       ANNUAL MEETING OF LIMITED PARTNERS.

2.     TO ELECT ANDREW BEVERIDGE AS A CLASS II                   Mgmt          For                            For
       DIRECTOR OF KNOT OFFSHORE PARTNERS LP,
       WHOSE TERM WILL EXPIRE AT THE 2015 ANNUAL
       MEETING OF LIMITED PARTNERS.

3.     TO ELECT JOHN COSTAIN AS A CLASS III                      Mgmt          For                            For
       DIRECTOR OF KNOT OFFSHORE PARTNERS LP,
       WHOSE TERM WILL EXPIRE AT THE 2016 ANNUAL
       MEETING OF LIMITED PARTNERS.

4.     TO ELECT HANS PETTER AAS AS A CLASS IV                    Mgmt          For                            For
       DIRECTOR OF KNOT OFFSHORE PARTNERS LP,
       WHOSE TERM WILL EXPIRE AT THE 2017 ANNUAL
       MEETING OF LIMITED PARTNERS.

5.     IF THE UNITS BEING VOTED ARE HELD BY A                    Mgmt          Against
       PERSON THAT IS A RESIDENT OF NORWAY FOR
       PURPOSES OF THE TAX ACT ON INCOME AND
       WEALTH, PLEASE SELECT "FOR." IF THE UNITS
       BEING VOTED ARE NOT HELD BY A PERSON THAT
       IS A RESIDENT OF NORWAY FOR PURPOSES OF THE
       TAX ACT ON INCOME AND WEALTH, PLEASE SELECT
       "AGAINST." (PROXIES WITH NO SELECTION WILL
       NOT BE COUNTED)




--------------------------------------------------------------------------------------------------------------------------
 MARKWEST ENERGY PARTNERS LP                                                                 Agenda Number:  933808505
--------------------------------------------------------------------------------------------------------------------------
        Security:  570759100
    Meeting Type:  Annual
    Meeting Date:  29-May-2013
          Ticker:  MWE
            ISIN:  US5707591005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       FRANK M. SEMPLE                                           Mgmt          For                            For
       DONALD D. WOLF                                            Mgmt          For                            For
       KEITH E. BAILEY                                           Mgmt          For                            For
       MICHAEL L. BEATTY                                         Mgmt          For                            For
       CHARLES K. DEMPSTER                                       Mgmt          For                            For
       DONALD C. HEPPERMANN                                      Mgmt          For                            For
       RANDALL J. LARSON                                         Mgmt          For                            For
       ANNE E. FOX MOUNSEY                                       Mgmt          For                            For
       WILLIAM P. NICOLETTI                                      Mgmt          For                            For

2.     RATIFICATION OF DELOITTE & TOUCHE LLP AS                  Mgmt          For                            For
       THE PARTNERSHIP'S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTANTS FOR THE FISCAL YEAR
       ENDING DECEMBER 31, 2013.




--------------------------------------------------------------------------------------------------------------------------
 PVR PARTNERS, L.P.                                                                          Agenda Number:  933799718
--------------------------------------------------------------------------------------------------------------------------
        Security:  693665101
    Meeting Type:  Annual
    Meeting Date:  05-Jun-2013
          Ticker:  PVR
            ISIN:  US6936651016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       ROBERT J. HALL                                            Mgmt          For                            For
       MARSHA R. PERELMAN                                        Mgmt          For                            For

2.     TO APPROVE THE ADVISORY RESOLUTION                        Mgmt          For                            For
       APPROVING EXECUTIVE COMPENSATION

3.     TO RATIFY THE APPOINTMENT OF KPMG LLP AS                  Mgmt          For                            For
       THE PARTNERSHIP'S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM FOR THE 2013 FISCAL
       YEAR




--------------------------------------------------------------------------------------------------------------------------
 SEMGROUP CORPORATION                                                                        Agenda Number:  933795897
--------------------------------------------------------------------------------------------------------------------------
        Security:  81663A105
    Meeting Type:  Annual
    Meeting Date:  22-May-2013
          Ticker:  SEMG
            ISIN:  US81663A1051
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       RONALD A. BALLSCHMIEDE                                    Mgmt          For                            For
       SARAH M. BARPOULIS                                        Mgmt          For                            For
       JOHN F. CHLEBOWSKI                                        Mgmt          For                            For
       KARL F. KURZ                                              Mgmt          For                            For
       JAMES H. LYTAL                                            Mgmt          For                            For
       THOMAS R. MCDANIEL                                        Mgmt          For                            For
       NORMAN J. SZYDLOWSKI                                      Mgmt          For                            For

2.     TO APPROVE, ON A NON-BINDING ADVISORY                     Mgmt          For                            For
       BASIS, THE COMPENSATION OF THE COMPANY'S
       NAMED EXECUTIVE OFFICERS.

3.     TO APPROVE THE SEMGROUP EMPLOYEE STOCK                    Mgmt          For                            For
       PURCHASE PLAN.

4.     RATIFICATION OF BDO USA, LLP AS INDEPENDENT               Mgmt          For                            For
       REGISTERED PUBLIC ACCOUNTING FIRM FOR 2013.



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Cohen & Steers MLP Income & Energy Opportunity Fund, Inc.
By (Signature)       /s/ Tina M. Payne
Name                 Tina M. Payne
Title                President
Date                 08/07/2013